Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Mar. 01, 2024
Calamos Global Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

Calamos Global Equity Fund

Supplement dated October 31, 2024 to the CALAMOS® FAMILY OF FUNDS

Prospectus dated March 1, 2024, as supplemented

This supplement updates certain information contained in the Prospectus noted above and should be attached to the Prospectus and retained for future reference.

Calamos Global Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS INVESTMENT TRUST

Calamos Global Opportunities Fund

Supplement dated October 31, 2024 to the CALAMOS® FAMILY OF FUNDS

Prospectus dated March 1, 2024, as supplemented

This supplement updates certain information contained in the Prospectus noted above and should be attached to the Prospectus and retained for future reference.